Share Capital (Details) $ / shares in Units, $ in Millions	Mar. 16, 2026 shares	Jun. 30, 2026 $ / shares shares	Apr. 17, 2026 shares	Apr. 10, 2026 $ / shares shares	Apr. 06, 2026 shares	Mar. 24, 2026 $ / shares	Mar. 23, 2026 RM / shares	Mar. 23, 2026 USD ($) $ / shares shares	Jun. 30, 2025 shares
Share Capital [Line Items]
Pre funded reverse share split		19,022,066						19,022,066
Public offering price (in Dollars per share) | (per share)							RM 0.693	$ 0.693
Placement agent fees | $								$ 16
Controlling Shareholder [Member]
Share Capital [Line Items]
Reverse stock split prior	60,000,000
Common stock par value per share | $ / shares						$ 0.0025
Reverse stock split prior period (in Dollars per share) | $ / shares						$ 0.00001
Shares subscribed	240,000
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Reverse stock split									10,935,000
Shares issued		346,320,346
Reverse stock split prior								4,065,957
Common stock par value per share | (per share)		$ 0.0025		$ 0.0025			0.00001	$ 0.00001
Ordinary shares		1,521,351			1,521,376
Cancellation of shares			25
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Reverse stock split									2,500,000
Shares issued				0.0025
Shares outstanding				0.0025
Ordinary shares		250,000			250,000
Bottom of Range [Member]
Share Capital [Line Items]
Reverse stock split					1
Top of Range [Member]
Share Capital [Line Items]
Reverse stock split					250
Ordinary Shares [Member]
Share Capital [Line Items]
Reverse stock split prior period (in Dollars per share) | (per share)							RM 0.69299	$ 0.69299
Ordinary Shares Reverse Share Splits [Member] | Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized									43,740
Shares issued									43,740
Ordinary Shares Reverse Share Splits [Member] | Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized									10,000
Shares issued									10,000